Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Production Costs [Line Items]
Materials and consumables	$ 414,302	$ 381,446
Employee compensation and benefits expense	310,715	317,081
Contractors	232,096	226,095
Utilities	56,204	48,675
Other expenses	30,843	34,165
Changes in inventories	50,271	(81,983)
Production Costs	1,094,431	925,479
NRV adjustments to inventory	$ 97,700	$ 8,700